Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

June 1, 2022

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Aspiriant Trust (File Nos. 333-178600 and 811-22648)

Ladies and Gentlemen:

On behalf of Aspiriant Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 31 (“PEA 33”) to the Trust’s Registration Statement on Form N-1A. PEA 33 reflects the addition of a new sub-adviser for the Aspiriant Risk-Managed Municipal Bond Fund. There are no other material changes relating to the Aspiriant Risk-Managed Municipal Bond Fund nor are there material changes relating to (i) the Aspiriant Risk-Managed Equity Allocation Fund, which the staff last reviewed in an annual update 485(a) filing on April 30, 2021, or (ii) the Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Taxable Bond Fund, which the staff last reviewed in an annual update 485(a) filing on May 2, 2019. Therefore, the Trust is requesting selective review of PEA 33.

Please contact me at (202) 373-6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001